Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Operating expenses	₩ 1,818,814	₩ 1,715,915	₩ 1,759,586